SHARE-BASED PAYMENTS AND OTHER RELATED INFORMATION - Exercise Price Range (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares year	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 CAD shares year	Dec. 31, 2016 CAD shares	Dec. 31, 2015 CAD shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares) | shares			3,867,025	3,211,745	4,068,457
Outstanding, weighted average exercise price (CAD/share)			CAD 12.79	CAD 14.55	CAD 14.92
Outstanding, weighted average remaining life (years) | year			2.86
Exercisable (in shares) | shares			1,602,358
Exercisable, weighted average exercise price (CAD/share)			CAD 14.48
Exercisable, weighted average remaining life (years) | year	1.71
Number of Share Options exercised | shares	112,136	2,819,838
Proceeds from issuance of common shares on exercise of share options | $	$ 914	$ 19,790
Share-based payments | $	5,657	7,224
Share option
Disclosure of range of exercise prices of outstanding share options [line items]
Share-based payments | $	$ 2,863	$ 3,120
$ 2.80-9.67
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares) | shares			235,970
Outstanding, weighted average exercise price (CAD/share)			CAD 7.68
Outstanding, weighted average remaining life (years) | year			2.15
Exercisable (in shares) | shares			163,970
Exercisable, weighted average exercise price (CAD/share)			CAD 7.99
Exercisable, weighted average remaining life (years) | year	1.06
$ 2.80-9.67 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (CAD/share)			2.80
$ 2.80-9.67 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (CAD/share)			CAD 9.67
$ 9.68-10.59
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares) | shares			1,143,000
Outstanding, weighted average exercise price (CAD/share)			CAD 10.00
Outstanding, weighted average remaining life (years) | year			4.20
Exercisable (in shares) | shares			0
Exercisable, weighted average exercise price (CAD/share)			CAD 0.00
Exercisable, weighted average remaining life (years) | year	0.00
$ 9.68-10.59 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (CAD/share)			9.68
$ 9.68-10.59 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (CAD/share)			CAD 10.59
$ 10.60-12.56
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares) | shares			1,001,000
Outstanding, weighted average exercise price (CAD/share)			CAD 12.35
Outstanding, weighted average remaining life (years) | year			3.22
Exercisable (in shares) | shares			326,333
Exercisable, weighted average exercise price (CAD/share)			CAD 12.38
Exercisable, weighted average remaining life (years) | year	3.19
$ 10.60-12.56 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (CAD/share)			10.60
$ 10.60-12.56 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (CAD/share)			CAD 12.56
$ 12.57-15.74
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares) | shares			896,055
Outstanding, weighted average exercise price (CAD/share)			CAD 15.17
Outstanding, weighted average remaining life (years) | year			2.32
Exercisable (in shares) | shares			592,055
Exercisable, weighted average exercise price (CAD/share)			CAD 15.13
Exercisable, weighted average remaining life (years) | year	2.22
$ 12.57-15.74 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (CAD/share)			12.57
$ 12.57-15.74 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (CAD/share)			CAD 15.74
$ 15.75-23.37
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares) | shares			591,000
Outstanding, weighted average exercise price (CAD/share)			CAD 17.37
Outstanding, weighted average remaining life (years) | year			0.78
Exercisable (in shares) | shares			520,000
Exercisable, weighted average exercise price (CAD/share)			CAD 17.10
Exercisable, weighted average remaining life (years) | year	0.41
$ 15.75-23.37 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (CAD/share)			15.75
$ 15.75-23.37 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (CAD/share)			CAD 23.37